Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Accounts Payable And Accrued Liabilities Abstract
Accrued gateway fees		$ 0	$ 2,356
Payroll related accruals	$ 577	2,613	1,235
Accrued legal and professional fees	257	886	1,342
Accrued legal settlements	3,000	2,467	0
Accrued taxes	257	110	528
Accrued convertible note interest	0	366	0
Other	1,225	1,704	294
Total accrued liabilities	$ 5,316	$ 8,146	$ 5,755